UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21210

Alpine Income Trust
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York	10577
(Address of principal executive offices)	(Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(914) 251-0880

Date of fiscal year end:	October 31

Date of reporting period:	7/1/17-5/4/18

Item 1. Proxy Voting Record.

Proxy Voting Record for Alpine High Yield Managed Duration Municipal Fund for the period July 1, 2017 through May 4, 2018 is set forth below. The Alpine High Yield Managed Duration Municipal Fund merged with and into the Aberdeen High Yield Managed Duration Municipal Fund, a newly organized series of Aberdeen Funds (the “Aberdeen Trust”), on May 4, 2018. The Aberdeen Trust’s filing numbers are 811-22132 and 333-146680.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Proxy Voting Record for Alpine Ultra Short Municipal Income Fund for the period July 1, 2017 through May 4, 2018 is set forth below. The Alpine Ultra Short Municipal Income Fund merged with and into the Aberdeen Ultra Short Municipal Income Fund, a newly organized series of Aberdeen Funds (the “Aberdeen Trust”), on May 4, 2018. The Aberdeen Trust’s filing numbers are 811-22132 and 333-146680.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Income Trust

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	August 24, 2018